Property and Equipment, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Land	$ 20	$ 20
Buildings and leasehold improvements	763	693
Equipment	709	639
Computer software	1,714	1,396
Property, Plant and Equipment, Gross, Total	3,206	2,748
Accumulated depreciation	(1,787)	(1,530)
Property and equipment, net	$ 1,419	$ 1,218